Financial Highlights (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ratios as a percentage of average net assets:
Expenses prior to incentive fees (as a percent)	5.10%	5.21%	5.16%	5.45%	5.71%
Incentive fees (as a percent)	0.00%	0.09%	0.28%	0.40%	0.97%
Total expenses (as a percent)	5.10%	5.30%	5.44%	5.85%	6.68%
Net investment loss (as a percent)	(4.21%)	(4.44%)	(4.01%)	(4.77%)	(5.22%)
Class A
Financial Highlights
Total return (as a percent)	(5.85%)	(1.03%)	(3.12%)	(0.78%)	(12.41%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 1,050.40	$ 1,084.25	$ 1,084.25	$ 1,092.80	$ 1,247.57
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(49.35)	2.71	14.25	50.75	(79.24)
Expenses net of interest and dividend income (in dollars per unit)	(12.13)	(13.82)	(48.10)	(59.30)	(75.53)
Total income (loss) from operations (in dollars per unit)	(61.48)	(11.11)	(33.85)	(8.55)	(154.77)
Net asset value per unit at end of period (in dollars per unit)	$ 988.92	$ 1,073.14	$ 1,050.40	$ 1,084.25	$ 1,092.80
Class B
Financial Highlights
Total return (as a percent)	(6.01%)	(1.19%)	(3.75%)	(1.48%)	(12.97%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 857.37	$ 890.74	$ 890.74	$ 904.13	$ 1,038.84
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(40.38)	2.26	11.87	42.35	(65.62)
Expenses net of interest and dividend income (in dollars per unit)	(11.12)	(12.83)	(45.24)	(55.74)	(69.09)
Total income (loss) from operations (in dollars per unit)	(51.50)	(10.57)	(33.37)	(13.39)	(134.71)
Net asset value per unit at end of period (in dollars per unit)	$ 805.87	$ 880.17	$ 857.37	$ 890.74	$ 904.13
Legacy 1 Class
Financial Highlights
Total return (as a percent)	(5.30%)	(0.45%)	(0.86%)	1.41%	(10.44%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 842.06	$ 849.35	$ 849.35	$ 837.54	$ 935.15
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(40.03)	2.04	11.12	39.72	(60.34)
Expenses net of interest and dividend income (in dollars per unit)	(4.60)	(5.88)	(18.41)	(27.91)	(37.27)
Total income (loss) from operations (in dollars per unit)	(44.63)	(3.84)	(7.29)	11.81	(97.61)
Net asset value per unit at end of period (in dollars per unit)	$ 797.43	$ 845.51	$ 842.06	$ 849.35	$ 837.54
Legacy 2 Class
Financial Highlights
Total return (as a percent)	(5.35%)	(0.51%)	(1.10%)	1.14%	(10.66%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 822.36	$ 831.55	$ 831.55	$ 822.19	$ 920.26
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(39.03)	2.14	10.93	38.51	(58.85)
Expenses net of interest and dividend income (in dollars per unit)	(5.00)	(6.42)	(20.12)	(29.15)	(39.22)
Total income (loss) from operations (in dollars per unit)	(44.03)	(4.28)	(9.19)	9.36	(98.07)
Net asset value per unit at end of period (in dollars per unit)	$ 778.33	$ 827.27	$ 822.36	$ 831.55	$ 822.19
Global 1 Class
Financial Highlights
Total return (as a percent)	(4.81%)	(0.40%)	(0.40%)	2.58%	(10.46%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 835.42	$ 838.82	$ 838.82	$ 817.71	$ 913.24
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(36.75)	1.41	11.08	43.89	(65.63)
Expenses net of interest and dividend income (in dollars per unit)	(3.46)	(4.73)	(14.48)	(22.78)	(29.90)
Total income (loss) from operations (in dollars per unit)	(40.21)	(3.32)	(3.40)	21.11	(95.53)
Net asset value per unit at end of period (in dollars per unit)	$ 795.21	$ 835.50	$ 835.42	$ 838.82	$ 817.71
Global 2 Class
Financial Highlights
Total return (as a percent)	(4.89%)	(0.46%)	(0.62%)	2.51%	(10.64%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 818.12	$ 823.19	$ 823.19	$ 803.03	$ 898.69
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(36.17)	1.41	11.60	43.89	(62.29)
Expenses net of interest and dividend income (in dollars per unit)	(3.83)	(5.18)	(16.67)	(23.73)	(33.37)
Total income (loss) from operations (in dollars per unit)	(40.00)	(3.77)	(5.07)	20.16	(95.66)
Net asset value per unit at end of period (in dollars per unit)	$ 778.12	$ 819.42	$ 818.12	$ 823.19	$ 803.03
Global 3 Class
Financial Highlights
Total return (as a percent)	(5.31%)	(0.89%)	(2.34%)	0.80%	(12.16%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 702.50	$ 719.36	$ 719.36	$ 713.66	$ 812.47
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(30.70)	1.09	10.11	39.23	(54.70)
Expenses net of interest and dividend income (in dollars per unit)	(6.61)	(7.52)	(26.97)	(33.53)	(44.11)
Total income (loss) from operations (in dollars per unit)	(37.31)	(6.43)	(16.86)	5.70	(98.81)
Net asset value per unit at end of period (in dollars per unit)	$ 665.19	$ 712.93	$ 702.50	$ 719.36	$ 713.66